Quarterly Report
August 31, 2021
MFS®  Global Opportunistic
Bond Fund
(formerly MFS® Global Bond Fund)
GLB-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.4%
Aerospace & Defense – 0.3%
TransDigm, Inc., 4.625%, 1/15/2029 (n)	$3,090,000	$3,051,375
Asset-Backed & Securitized – 5.8%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$855,495	$855,598
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	450,000	450,139
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.095% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	204,000	204,254
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	418,000	418,259
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.045% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	1,359,500	1,361,182
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.195% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	250,021	248,754
Bank, 2021-BN35, “XA”, 1.159%, 7/15/2031 (i)	9,547,572	783,497
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.742%, 4/15/2053 (i)	1,443,886	149,995
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	9,837,498	981,154
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.767%, 2/15/2054 (i)	15,277,039	1,889,325
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.918%, 7/15/2053 (i)	12,955,195	1,434,545
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	6,418,285	544,914
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054	2,120,000	2,232,449
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	19,834,157	1,349,917
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	20,382,937	2,000,098
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.406%, 8/15/2054 (i)	21,151,062	2,101,170
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	553,407	564,469
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	564,955	568,769
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.395% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,100,000	1,099,948
BXMT Ltd., 2021-FL4, “B”, FLR, 1.645% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,995,500	2,995,497
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	493,944	507,482
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	402,267	409,903
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	2,924,308	3,284,839
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	486,818	485,378
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,230,142	2,247,616
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	7,829,490	462,949
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063	2,917,000	3,046,230
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.089%, 6/15/2063 (i)	11,385,863	881,257
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.645% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	2,483,500	2,484,267
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.834% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	2,560,000	2,539,195
KREF Ltd., 2021-FL2, “B”, FLR, 1.743% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)	2,155,000	2,155,000
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.845% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	3,300,000	3,301,029
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.095% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	1,395,500	1,395,934
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	76,502	76,525
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	714,500	726,926
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	2,542,500	2,545,663
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	645,000	646,003
MF1 CLO Ltd., 2021-FL6, “AS”, FLR, 1.546% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)	2,500,000	2,502,335
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	647,000	655,083
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	5,733,287	549,994
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	17,503,493	1,536,443
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.745% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,800,000	3,804,740
PFP III Ltd., 2021-7, “AS”, FLR, 1.245% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	871,957	869,230
PFP III Ltd., 2021-7, “B”, FLR, 1.495% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	684,966	682,396
PFP III Ltd., 2021-7, “C”, FLR, 1.745% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	468,477	466,719
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.888% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	1,223,000	1,224,510
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.188% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	238,000	238,442
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.293% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	762,000	762,236
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.492% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	800,000	800,248
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	968,000	981,785
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.687%, 4/15/2054 (i)	9,448,961	1,092,785
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)	15,900,000	1,883,441
		$67,480,516

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 1.6%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$1,951,000	$1,970,773
Dana, Inc., 4.25%, 9/01/2030		3,155,000	3,280,506
Ferrari N.V., 1.5%, 5/27/2025	EUR	1,037,000	1,275,071
General Motors Financial Co., Inc., 1.55%, 7/30/2027 (w)	GBP	150,000	205,765
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,492,000	1,485,484
Hyundai Capital America, 6.375%, 4/08/2030 (n)		1,680,000	2,184,620
Lear Corp., 4.25%, 5/15/2029		965,000	1,095,956
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,590,000	3,136,737
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	1,271,650
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		1,100,000	1,400,746
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		1,310,000	1,713,866
			$19,021,174
Broadcasting – 1.0%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,355,000	$2,460,975
Discovery, Inc., 4.125%, 5/15/2029		648,000	731,738
Prosus N.V., 1.539%, 8/03/2028	EUR	1,200,000	1,454,904
Prosus N.V., 3.061%, 7/13/2031 (n)		$1,095,000	1,071,267
Prosus N.V., 4.027%, 8/03/2050		1,600,000	1,508,489
Summer BC Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,140,000	2,742,089
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		1,764,000	2,091,778
			$12,061,240
Brokerage & Asset Managers – 1.1%
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		$1,748,000	$1,684,215
Intercontinental Exchange, Inc., 3%, 9/15/2060		708,000	701,418
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	329,780
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	907,077
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		3,510,000	3,637,237
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,315,000	1,343,010
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	720,000	854,409
Vivion Investments S.à r.l., 3%, 8/08/2024		2,900,000	3,415,423
			$12,872,569
Building – 1.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$2,845,000	$2,938,600
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	1,390,000	1,656,946
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031		850,000	989,818
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		$2,445,000	2,512,238
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	3,250,000	3,749,854
Vantage Towers AG, 0.75%, 3/31/2030		800,000	958,586
Vulcan Materials Co., 3.5%, 6/01/2030		$1,618,000	1,800,518
			$14,606,560
Business Services – 0.8%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	835,000	$996,669
Euronet Worldwide, Inc., 1.375%, 5/22/2026		980,000	1,179,523
Fiserv, Inc., 4.4%, 7/01/2049		$669,000	818,540
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		2,849,000	3,124,746
Switch Ltd., 3.75%, 9/15/2028 (n)		3,200,000	3,255,712
			$9,375,190
Cable TV – 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$4,840,000	$5,057,122
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		942,000	1,100,181
Cox Communications, Inc., 3.85%, 2/01/2025 (n)		463,000	504,094
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	1,172,237

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Eutelsat S.A., 1.5%, 10/13/2028	EUR	800,000	$996,014
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		$4,735,000	5,184,825
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	3,100,000	3,793,012
Virgin Media Finance PLC, 3.75%, 7/15/2030		2,950,000	3,500,977
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,200,000	1,254,000
Ziggo B.V., 4.25%, 1/15/2027	EUR	2,160,000	2,627,086
			$25,189,548
Chemicals – 0.3%
LYB International Finance III, LLC, 4.2%, 5/01/2050		$585,000	$686,095
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,450,000	1,497,125
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,508,730
			$3,691,950
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$3,570,000	$3,725,474
Dell International LLC/EMC Corp., 4.9%, 10/01/2026		1,518,000	1,756,672
Microsoft Corp., 2.675%, 6/01/2060		1,265,000	1,276,686
			$6,758,832
Computer Software - Systems – 1.0%
Apple, Inc., 3.2%, 5/11/2027		$1,781,000	$1,972,083
Apple, Inc., 4.5%, 2/23/2036		873,000	1,108,369
Fair Isaac Corp., 4%, 6/15/2028 (n)		4,495,000	4,652,325
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		3,805,000	4,029,305
			$11,762,082
Conglomerates – 0.8%
Carrier Global Corp., 3.577%, 4/05/2050		$1,631,000	$1,774,695
TriMas Corp., 4.125%, 4/15/2029 (n)		4,375,000	4,456,550
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,127,000	2,475,818
			$8,707,063
Consumer Products – 0.4%
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	1,900,000	$2,332,444
JAB Holdings B.V., 1%, 7/14/2031		800,000	949,282
JAB Holdings B.V., 2.25%, 12/19/2039		800,000	1,011,268
			$4,292,994
Consumer Services – 1.6%
AA Bond Co. Ltd., 6.5%, 1/31/2026	GBP	1,800,000	$2,592,775
AA Bond Co. Ltd., 3.25%, 7/31/2028		100,000	140,289
Booking Holdings, Inc., 3.65%, 3/15/2025		$1,076,000	1,171,252
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	580,000	697,526
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		$3,840,000	3,792,000
Match Group, Inc., 4.625%, 6/01/2028 (n)		4,785,000	4,996,497
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,754,000	1,421,845
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,485,000	3,511,138
			$18,323,322
Containers – 0.7%
ARD Finance S.A., 5%,(5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	2,495,000	$3,033,997
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		1,800,000	2,130,323
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3%, 9/01/2029		550,000	650,932
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$2,100,000	2,131,500
DS Smith PLC, 0.875%, 9/12/2026	EUR	530,000	643,010
			$8,589,762

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$506,000	$536,631
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$289,000	$318,914
Broadcom, Inc., 4.15%, 11/15/2030		981,000	1,103,398
Broadcom, Inc., 3.419%, 4/15/2033 (n)		1,876,000	1,990,638
Entegris, Inc., 3.625%, 5/01/2029 (n)		3,642,000	3,763,643
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,000,000	1,286,564
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$3,275,000	3,661,024
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,834,000	1,966,965
			$14,091,146
Emerging Market Quasi-Sovereign – 4.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$700,000	$736,757
China Development Bank, 3.45%, 9/20/2029	CNY	106,640,000	16,671,657
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$1,900,000	1,890,519
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,344,000	1,347,037
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,450,000	1,499,355
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,430,000	1,438,185
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,500,000	1,582,500
Export-Import Bank of India, 3.875%, 2/01/2028		1,200,000	1,306,599
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,190,000	1,404,772
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030		$1,300,000	1,303,205
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,500,000	1,470,571
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,700,000	1,904,163
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,202,000	2,272,200
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,500,000	1,511,940
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		836,000	876,906
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,077,000	1,089,465
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		1,180,000	1,215,400
Petrobras Global Finance Co. (Federative Republic of Brazil), 5.5%, 6/10/2051		828,000	826,965
Petroleos Mexicanos, 7.69%, 1/23/2050		2,740,000	2,616,070
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		900,000	1,128,388
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,682,274
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,523,000	1,682,295
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,000,000	1,240,000
			$48,697,223
Emerging Market Sovereign – 15.5%
Arab Republic of Egypt, 7.052%, 1/15/2032		$1,500,000	$1,552,800
Arab Republic of Egypt, 8.875%, 5/29/2050		1,900,000	2,044,875
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,365,013
Dominican Republic, 5.875%, 1/30/2060		2,900,000	2,950,779
Federative Republic of Brazil, 10%, 1/01/2023	BRL	64,009,000	12,589,903
Federative Republic of Brazil, 10%, 1/01/2025		20,190,000	3,955,341
Federative Republic of Brazil, 5.625%, 2/21/2047		$1,000,000	1,064,910
Government of Oman, 7%, 1/25/2051		2,050,000	2,135,382
Government of Ukraine, 7.75%, 9/01/2026 (n)		900,000	1,000,314
Government of Ukraine, 7.75%, 9/01/2026		600,000	666,876
Government of Ukraine, 6.876%, 5/21/2029		1,029,000	1,086,089
Government of Ukraine, 7.253%, 3/15/2033		3,700,000	3,918,256
Hellenic Republic (Republic of Greece), 1.875%, 7/23/2026 (n)	EUR	5,034,000	6,494,776
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		3,368,000	4,500,084
Kingdom of Morocco, 2.375%, 12/15/2027		$1,050,000	1,036,875
Kingdom of Morocco, 2%, 9/30/2030	EUR	1,900,000	2,229,516
Kingdom of Morocco, 3%, 12/15/2032		$1,300,000	1,257,641
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,084,000	1,271,575
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	238,894,000	5,687,683
People's Republic of China, 2.68%, 5/21/2030	CNY	286,090,000	43,325,159

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
People's Republic of China, 3.27%, 11/19/2030	CNY	188,970,000	$30,080,259
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,859,044
Republic of Chile, 2.55%, 7/27/2033		$1,754,000	1,785,063
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,800,000	3,693,595
Republic of Guatemala, 6.125%, 6/01/2050		$1,500,000	1,797,765
Republic of Korea, 1.875%, 6/10/2029	KRW	9,261,000,000	7,978,762
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	2,222,018
Republic of Paraguay, 5.6%, 3/13/2048		1,100,000	1,320,011
Republic of Romania, 3.624%, 5/26/2030	EUR	1,699,000	2,320,397
Republic of Romania, 1.75%, 7/13/2030 (n)		986,000	1,168,609
Republic of Romania, 2%, 1/28/2032		2,220,000	2,644,374
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	1,506,120
Republic of Serbia, 1.65%, 3/03/2033	EUR	2,056,000	2,403,346
Republic of South Africa, 8%, 1/31/2030	ZAR	155,196,000	10,201,990
Republic of South Africa, 8.25%, 3/31/2032		86,753,000	5,511,044
Russian Federation, 4.375%, 3/21/2029		$1,200,000	1,371,192
United Mexican States, 3.771%, 5/24/2061		1,046,000	997,298
			$178,994,734
Energy - Independent – 0.6%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,500,000	$1,535,400
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,600,000	1,788,128
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		1,000,000	1,016,840
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,842,712
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		500,000	541,974
			$6,725,054
Energy - Integrated – 0.6%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	380,000	$426,651
Eni S.p.A., 0.375%, 6/14/2028		640,000	764,695
Eni S.p.A., 4.25%, 5/09/2029 (n)		$1,139,000	1,310,344
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	1,206,000	1,493,404
Galp Energia SGPS S.A., 2%, 1/15/2026		1,400,000	1,742,996
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		500,000	624,050
			$6,362,140
Entertainment – 0.2%
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		$2,595,000	$2,652,946
Financial Institutions – 2.5%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,900,000	$2,152,117
Adler Group, Inc., 3.25%, 8/05/2025		800,000	966,677
Adler Group, Inc., 2.75%, 11/13/2026		500,000	590,729
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,489,000	1,586,070
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		1,093,000	1,165,929
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,451,740
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/2028	GBP	932,000	1,307,949
CTP B.V., 2.125%, 10/01/2025	EUR	1,525,000	1,919,375
CTP B.V., 0.75%, 2/18/2027		590,000	699,102
CTP N.V., 1.25%, 6/21/2029		550,000	654,738
EXOR N.V., 2.25%, 4/29/2030		720,000	952,475
EXOR N.V., 0.875%, 1/19/2031		625,000	741,211
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025	GBP	2,150,000	3,099,911
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		$3,720,000	3,687,450
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	400,000	486,403
Grand City Properties S.A., 1.5%, 12/09/2069		700,000	815,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	830,000	$962,157
Muthoot Finance Ltd., 4.4%, 9/02/2023		$1,000,000	1,025,000
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	730,000	859,124
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	695,496
Tritax EuroBox PLC, 0.95%, 6/02/2026		643,000	766,605
VGP N.V., 1.5%, 4/08/2029		1,200,000	1,415,625
Vonovia SE, 1.5%, 6/14/2041		800,000	963,065
Vonovia SE, 1.625%, 9/01/2051 (w)		300,000	350,049
			$29,314,132
Food & Beverages – 0.7%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	970,000	$1,264,723
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	1,327,014
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	929,980
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	911,057
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	764,145
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	887,101
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	760,657
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		795,000	822,674
JDE Peet's N.V., 0.5%, 1/16/2029	EUR	650,000	767,489
			$8,434,840
Gaming & Lodging – 1.1%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		$2,096,000	$2,108,979
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		3,325,000	3,391,500
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		649,000	644,133
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,664,920
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		4,055,000	4,259,443
Whitbread Group PLC, 3%, 5/31/2031	GBP	525,000	743,876
			$12,812,851
Industrial – 0.9%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	920,000	$1,300,127
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	550,000	642,831
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$2,000,000	2,065,040
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	3,300,000	4,065,211
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,860,207
			$9,933,416
Insurance – 0.7%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	610,000	$825,474
Assicurazioni Generali S.p.A., 1.713%, 6/30/2032		750,000	898,846
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		750,000	974,647
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	1,139,000	1,757,314
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	700,000	879,937
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		700,000	920,512
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		972,000	1,224,010
			$7,480,740
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,031,000	$1,311,040
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	756,162
			$2,067,202
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$2,580,000	$2,683,200
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	695,000	751,340
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$1,075,000	1,232,722
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		512,000	575,141

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Willis North America, Inc., 3.875%, 9/15/2049		$1,295,000	$1,462,798
			$6,705,201
International Market Quasi-Sovereign – 0.6%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	460,000	$498,143
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,200,000	1,472,785
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	700,000	1,099,633
Electricite de France S.A., 2.625% to 6/1/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/1/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 6/01/2170	EUR	600,000	723,505
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		800,000	951,295
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		1,440,000	1,707,965
			$6,453,326
International Market Sovereign – 22.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	12,826,000	$11,578,023
Commonwealth of Australia, 1.75%, 6/21/2051		12,962,000	8,901,756
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	509,905
Government of Japan, 2.4%, 3/20/2037	JPY	41,800,000	504,055
Government of Japan, 2.3%, 3/20/2040		4,114,700,000	50,336,864
Government of Japan, 0.6%, 9/20/2050		309,600,000	2,787,118
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	5,160,000	6,015,025
Kingdom of Belgium, 1.7%, 6/22/2050 (n)		3,188,000	4,708,887
Kingdom of Spain, 1.25%, 10/31/2030 (n)		8,824,000	11,412,696
Kingdom of Spain, 1.85%, 7/30/2035		4,375,000	6,013,424
Kingdom of Spain, 1.2%, 10/31/2040 (n)		5,620,000	6,921,819
Kingdom of Spain, 1%, 10/31/2050		1,941,000	2,153,560
Republic of Cyprus, 0%, 2/09/2026		6,297,000	7,510,546
Republic of Cyprus, 1.25%, 1/21/2040		5,311,000	6,619,194
Republic of Iceland, 5%, 11/15/2028	ISK	1,355,750,000	11,815,745
Republic of Italy, 0.5%, 7/15/2028 (n)	EUR	59,155,000	70,622,571
Republic of Italy, 1.65%, 3/01/2032		8,661,000	11,143,177
Republic of Italy, 1.45%, 3/01/2036		17,142,000	21,185,442
Republic of Italy, 1.7%, 9/01/2051		10,288,000	12,132,372
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	1,647,000	2,209,489
United Kingdom Treasury, 1.75%, 1/22/2049		641,000	1,023,893
			$256,105,561
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	600,000	$709,746
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$783,680
Province of British Columbia, 2.95%, 6/18/2050		765,000	657,537
			$1,441,217
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$854,000	$872,939
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	2,280,000	2,673,454
Sarens Finance Co. N.V., 5.75%, 2/21/2027		1,311,000	1,547,963
			$5,094,356
Major Banks – 3.1%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,133,000	$1,115,133
Banco de Sabadell S.A., 0.875% to 6/16/2027, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 6/16/2028	EUR	400,000	467,522
Bank of America Corp., 3.5%, 4/19/2026		$3,425,000	3,771,054
Bank of America Corp., 0.694%, 3/22/2031	EUR	720,000	852,561
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$1,746,000	1,814,550

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bankinter S.A., 1.25% to 12/23/2027, FLR (EUR Swap Rate - 5yr. + 1.45%) to 12/23/2032	EUR	600,000	$712,568
Barclays PLC, 1.125%, 3/22/2031		570,000	680,285
Barclays PLC, 1.106% to 5/12/2031, FLR (EUR Swap Rate - 1yr. + 1%) to 5/12/2032		710,000	851,169
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		900,000	1,108,965
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,714,567
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	800,000	984,279
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	260,770
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	700,000	836,906
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032		$1,958,000	1,979,482
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		1,153,000	1,185,501
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,555,163
HSBC Holdings PLC, 1.75%, 7/24/2027	GBP	905,000	1,256,550
JPMorgan Chase & Co., 2.95%, 10/01/2026		$4,252,000	4,585,842
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	2,116,000
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		1,525,000	1,539,340
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		1,220,000	1,366,482
Natwest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	830,000	1,153,696
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	770,000	915,133
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026		681,000	833,624
UniCredit S.p.A., 0.8% to 7/05/2028, FLR (EURIBOR - 3mo. + 0.9%) to 7/05/2029		510,000	612,150
			$35,269,292
Medical & Health Technology & Services – 1.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)		$2,129,000	$2,198,145
Alcon, Inc., 3.8%, 9/23/2049 (n)		971,000	1,103,586
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		3,615,000	3,822,501
Becton Dickinson Euro Finance S.à r.l., 0.334%, 8/13/2028	EUR	206,000	242,936
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036		655,000	780,565
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041		300,000	347,328
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$3,650,000	3,762,566
DaVita, Inc., 3.75%, 2/15/2031 (n)		3,255,000	3,216,640
HCA, Inc., 5.125%, 6/15/2039		896,000	1,128,600
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,453,310
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	981,876
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		1,011,000	1,020,154
			$20,058,207
Medical Equipment – 0.1%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	570,000	$688,308
Metals & Mining – 0.5%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$554,615
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		1,200,000	1,299,000
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	806,426
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	1,845,000	2,260,613
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029		650,000	796,422
			$5,717,076
Midstream – 1.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$1,800,000	$1,939,500
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		1,940,000	2,041,850
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	1,183,273
Enterprise Products Partners LP, 3.125%, 7/31/2029		$1,109,000	1,200,249
EQM Midstream Partners LP, 5.5%, 7/15/2028		3,805,000	4,152,130
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		1,600,000	1,625,143
MPLX LP, 4.5%, 4/15/2038		1,144,000	1,308,377
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,185,000	1,255,173
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	889,790
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,266,094

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		$2,885,000	$3,243,317
			$20,104,896
Mortgage-Backed – 2.7%
Fannie Mae, 2.77%, 3/01/2022		$322,341	$322,926
Fannie Mae, 5%, 8/01/2040		414,282	467,244
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		281,914	310,084
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		2,022,428	2,256,635
Fannie Mae, 3.5%, 9/01/2045 - 5/01/2049		1,143,833	1,242,289
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 7/01/2050		663,271	697,158
Freddie Mac, 0.324%, 9/25/2026 (i)		62,189,000	704,440
Freddie Mac, 1.481%, 3/25/2027 (i)		1,517,000	107,957
Freddie Mac, 0.427%, 2/25/2028 (i)		46,151,000	949,441
Freddie Mac, 0.249%, 4/25/2028 (i)		46,683,000	452,396
Freddie Mac, 0.252%, 5/25/2028 (i)		47,225,000	488,968
Freddie Mac, 1.915%, 4/25/2030 (i)		2,395,024	342,106
Freddie Mac, 1.984%, 4/25/2030 (i)		2,589,254	384,694
Freddie Mac, 1.765%, 5/25/2030 (i)		3,408,930	456,092
Freddie Mac, 1.906%, 5/25/2030 (i)		7,523,890	1,083,436
Freddie Mac, 1.436%, 6/25/2030 (i)		3,170,959	345,498
Freddie Mac, 1.704%, 8/25/2030 (i)		2,931,170	385,098
Freddie Mac, 1.263%, 9/25/2030 (i)		1,901,519	186,859
Freddie Mac, 1.172%, 11/25/2030 (i)		3,948,102	364,140
Freddie Mac, 0.423%, 1/25/2031 (i)		15,754,347	430,031
Freddie Mac, 0.625%, 3/25/2031 (i)		20,588,172	917,390
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		894,561	998,899
Freddie Mac, 5%, 7/01/2041		468,952	529,799
Freddie Mac, 4%, 4/01/2044		46,972	51,924
Freddie Mac, UMBS, 3%, 6/01/2050		128,352	136,536
Ginnie Mae, 2.5%, 8/20/2051		250,000	259,537
UMBS, TBA, 2%, 9/25/2036 - 9/25/2051		5,625,000	5,713,696
UMBS, TBA, 2.5%, 9/25/2036 - 9/14/2051		3,300,000	3,435,192
UMBS, TBA, 3.5%, 9/14/2051		1,500,000	1,586,836
UMBS, TBA, 3%, 9/25/2051		3,275,000	3,425,829
UMBS, TBA, 4%, 9/25/2051		1,600,000	1,714,303
			$30,747,433
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$1,060,000	$1,071,013
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,170,459
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		890,000	1,155,020
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	844,740
State of Florida, “A”, 2.154%, 7/01/2030		1,556,000	1,596,367
			$5,837,599
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	868,000	$1,104,432
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,497,823
			$2,602,255
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	1,125,000	$1,351,608
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$824,000	1,026,819
			$2,378,427

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$933,000	$958,382
Verizon Communications, Inc., 2.1%, 3/22/2028		802,000	823,264
Verizon Communications, Inc., 4%, 3/22/2050		802,000	930,856
			$2,712,502
Oil Services – 0.2%
Halliburton Co., 5%, 11/15/2045		$767,000	$921,655
MV24 Capital B.V., 6.748%, 6/01/2034		1,587,409	1,727,910
			$2,649,565
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	600,000	$732,901
Valero Energy Corp., 4.9%, 3/15/2045		$476,000	579,236
			$1,312,137
Other Banks & Diversified Financials – 1.3%
Banco Industrial S.A., 4.875%, 1/29/2031		$700,000	$721,000
Banque Federative du Credit Mutuel S.A., 0.625%, 11/03/2028	EUR	800,000	957,070
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	300,000	429,889
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028		400,000	551,975
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	700,000	845,866
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,216,414
KBC Group N.V., 0.625% to 12/7/2026, FLR (EUR Swap Rate - 5yr. + 0.95%) to 12/07/2031 (w)	EUR	1,000,000	1,180,455
Macquarie Group Ltd., 0.35%, 3/03/2028		985,000	1,159,622
Macquarie Group Ltd., 0.95%, 5/21/2031		1,270,000	1,521,146
UBS AG, 5.125%, 5/15/2024		$379,000	415,999
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,200,000	1,210,870
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,930,000	2,024,377
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	1,200,000	1,838,416
Virgin Money UK PLC, 2.625% to 8/19/2026, FLR (GBP Government Yield - 5yr. + 2.25%) to 8/19/2031		360,000	502,816
			$14,575,915
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	890,000	$1,304,311
Informa PLC, 1.25%, 4/22/2028	EUR	1,050,000	1,273,386
			$2,577,697
Railroad & Shipping – 0.1%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,349,000	$1,644,201
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$867,391
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	378,767
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	965,381
			$2,211,539
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$880,000	$904,065
Sun Communities, Inc., 2.7%, 7/15/2031		438,000	446,004
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,717,000	1,724,927
			$3,074,996
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,329,000	$1,504,269
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	776,000	930,999
Regency Centers Corp., 3.7%, 6/15/2030		$992,000	1,113,487
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,928,000	1,963,370
			$5,512,125

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.2%
Home Depot, Inc., 3%, 4/01/2026		$999,000	$1,087,100
Home Depot, Inc., 2.125%, 9/15/2026		519,000	546,449
Kohl's Corp., 3.375%, 5/01/2031		959,000	1,006,221
			$2,639,770
Specialty Stores – 0.1%
Nordstrom, Inc., 4.25%, 8/01/2031		$597,000	$621,368
Supermarkets – 0.4%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	700,000	$954,851
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	2,665,000	3,647,334
			$4,602,185
Supranational – 0.4%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	$490,062
West African Development Bank, 4.7%, 10/22/2031		$2,389,000	2,624,078
West African Development Bank, 2.75%, 1/22/2033	EUR	1,469,000	1,845,531
			$4,959,671
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	975,000	$1,154,657
American Tower Corp., REIT, 3.8%, 8/15/2029		$2,777,000	3,098,262
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	3,600,000	4,225,918
Crown Castle International Corp., 1.35%, 7/15/2025		$558,000	562,066
Crown Castle International Corp., 3.7%, 6/15/2026		491,000	540,666
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	750,600
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	564,774
SBA Communications Corp., 3.875%, 2/15/2027		3,450,000	3,585,516
T-Mobile USA, Inc., 3.5%, 4/15/2025		991,000	1,069,636
			$15,552,095
Telephone Services – 0.2%
Iliad S.A., 2.375%, 6/17/2026	EUR	700,000	$825,898
Iliad S.A., 1.875%, 2/11/2028		600,000	676,139
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	1,186,980
			$2,689,017
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	731,000	$1,013,035
Transportation - Services – 1.2%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	900,000	$1,149,345
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		3,460,000	3,813,348
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$1,751,000	1,777,414
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		519,000	786,342
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	1,820,000	2,105,925
Q-Park Holding I B.V., 2%, 3/01/2027		3,400,000	3,803,626
			$13,436,000
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$328,943	$341,580
U.S. Treasury Obligations – 2.3%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$590,000	$631,692
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		12,256,000	13,478,249
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		13,604,000	12,076,738
			$26,186,679

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.5%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,215,500	$1,257,838
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		3,355,000	3,408,999
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	1,900,000	2,294,988
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		679,000	819,191
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	1,273,061
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		505,000	556,684
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	740,000	883,387
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		1,220,000	1,521,256
Enel S.p.A., 1.875%, 3/08/2170		1,195,000	1,416,612
Energuate Trust, 5.875%, 5/03/2027		$1,500,000	1,563,765
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,020,000	1,113,727
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		600,000	655,133
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,682,817
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		1,120,000	1,220,800
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		626,000	650,979
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,700,000	1,708,500
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		2,784,000	2,999,760
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		598,000	609,392
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		886,700	1,019,705
Virginia Electric & Power Co., 3.5%, 3/15/2027		591,000	655,697
WEC Energy Group, Inc., 1.8%, 10/15/2030		1,145,000	1,114,839
			$28,427,130
Total Bonds			$1,090,539,339
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 0.04% (v)		61,592,285	$61,592,285
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Other – 0.1%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 77,000,000	$ 77,000,000	$1,412,212
Other Assets, Less Liabilities – 0.1%	1,393,700
Net Assets – 100.0%	$1,154,937,536
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $61,592,285 and $1,091,951,551, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $311,896,206, representing 27.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$714,500	$726,926
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	1,083,336,000	USD	1,395,153	Citibank N.A.	9/21/2021	$3,709
CLP	1,060,003,000	USD	1,352,114	Goldman Sachs International	9/21/2021	16,620
CZK	112,129,000	USD	5,160,457	JPMorgan Chase Bank N.A.	10/08/2021	45,252
CZK	29,373,000	USD	1,356,548	Morgan Stanley Capital Services, Inc.	10/08/2021	7,125
EUR	14,786,742	USD	17,371,539	Citibank N.A.	10/08/2021	100,919

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
EUR	1,400,000	USD	1,651,621	Credit Suisse Group	10/08/2021	$2,661
EUR	1,684,736	USD	1,984,333	Deutsche Bank AG	10/08/2021	6,402
GBP	2,271,201	USD	3,119,628	Citibank N.A.	10/08/2021	3,228
GBP	9,280,519	USD	12,642,777	UBS AG	10/08/2021	117,751
HUF	1,610,725,000	USD	5,302,484	JPMorgan Chase Bank N.A.	10/08/2021	141,897
JPY	412,074,927	USD	3,737,467	Deutsche Bank AG	10/08/2021	9,354
JPY	407,250,375	USD	3,692,468	JPMorgan Chase Bank N.A.	9/15/2021	9,707
MXN	114,928,462	USD	5,686,202	Goldman Sachs International	9/15/2021	25,880
NOK	20,000,000	USD	2,247,624	Citibank N.A.	10/08/2021	52,756
NOK	12,000,000	USD	1,379,639	Credit Suisse Group	10/08/2021	589
NOK	118,581,000	USD	13,556,011	Goldman Sachs International	9/15/2021	83,405
NZD	8,101,000	USD	5,681,233	Goldman Sachs International	10/08/2021	26,894
NZD	6,480,997	USD	4,509,322	JPMorgan Chase Bank N.A.	9/15/2021	57,512
PLN	17,676,000	USD	4,608,117	Goldman Sachs International	10/08/2021	7,183
PLN	4,058,000	USD	1,045,129	Morgan Stanley Capital Services, Inc.	10/08/2021	14,438
RUB	90,734,000	USD	1,219,030	JPMorgan Chase Bank N.A.	9/23/2021	15,470
TOF	454,900,000	USD	14,028,720	JPMorgan Chase Bank N.A.	9/20/2021	80,245
TOF	305,100,000	USD	9,411,148	JPMorgan Chase Bank N.A.	10/04/2021	50,765
TWD	320,899,000	USD	11,529,647	Barclays Bank PLC	11/22/2021	49,510
USD	7,576,688	AUD	10,164,302	Citibank N.A.	10/08/2021	139,366
USD	3,919,418	AUD	5,314,456	Deutsche Bank AG	10/08/2021	30,777
USD	5,197,869	AUD	6,955,458	Goldman Sachs International	9/15/2021	109,196
USD	11,148,242	AUD	15,186,000	Goldman Sachs International	10/08/2021	36,494
USD	31,161,230	AUD	40,365,861	JPMorgan Chase Bank N.A.	9/15/2021	1,629,215
USD	3,096,852	AUD	4,203,317	UBS AG	10/08/2021	21,244
USD	5,695,844	CAD	7,128,000	Citibank N.A.	10/08/2021	46,422
USD	634,845	CAD	790,768	Goldman Sachs International	10/08/2021	8,108
USD	3,128,453	CAD	3,821,450	JPMorgan Chase Bank N.A.	9/15/2021	99,597
USD	6,474,920	CNH	41,609,000	JPMorgan Chase Bank N.A.	9/15/2021	35,336
USD	910,727	EUR	767,557	Citibank N.A.	10/08/2021	3,758
USD	14,024,629	EUR	11,816,994	Deutsche Bank AG	10/08/2021	61,314
USD	124,422,347	EUR	102,189,731	Goldman Sachs International	9/15/2021	3,730,498
USD	3,884,654	EUR	3,273,158	Goldman Sachs International	10/08/2021	16,992
USD	401,826	EUR	339,054	HSBC Bank	10/08/2021	1,189
USD	272,932,810	EUR	225,191,248	JPMorgan Chase Bank N.A.	9/15/2021	6,969,216
USD	1,168,717	EUR	985,507	JPMorgan Chase Bank N.A.	10/08/2021	4,212
USD	593,930	EUR	500,720	Morgan Stanley Capital Services, Inc.	10/08/2021	2,264
USD	281,122	GBP	202,527	Deutsche Bank AG	10/08/2021	2,650
USD	22,171,075	GBP	15,705,154	Goldman Sachs International	9/15/2021	578,121
USD	2,901,991	GBP	2,100,482	HSBC Bank	10/08/2021	13,870
USD	38,013,603	GBP	26,985,728	JPMorgan Chase Bank N.A.	9/15/2021	911,031
USD	824,744	GBP	594,887	State Street Bank Corp.	10/08/2021	6,786
USD	1,087,167	JPY	119,563,900	Deutsche Bank AG	10/08/2021	24
USD	34,961,011	JPY	3,829,087,294	JPMorgan Chase Bank N.A.	9/15/2021	152,084
USD	1,450,271	JPY	159,309,991	State Street Bank Corp.	10/08/2021	1,733
USD	5,990,277	KRW	6,938,238,000	Barclays Bank PLC	10/06/2021	8,766
USD	1,247,011	RUB	90,733,000	Morgan Stanley Capital Services, Inc.	9/15/2021	10,807
USD	10,927,181	SEK	94,231,506	JPMorgan Chase Bank N.A.	9/15/2021	6,338
USD	1,194,076	ZAR	17,399,841	Citibank N.A.	10/08/2021	2,255
USD	1,380,578	ZAR	19,016,580	JPMorgan Chase Bank N.A.	9/15/2021	73,844
						$15,642,779
Liability Derivatives
AUD	6,036,465	USD	4,534,822	Goldman Sachs International	9/15/2021	$(118,492)
AUD	3,171,015	USD	2,333,924	UBS AG	10/08/2021	(13,661)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CAD	7,061,000	USD	5,675,205	Goldman Sachs International	10/08/2021	$(78,885)
CLP	5,902,417,000	USD	8,077,757	Barclays Bank PLC	9/27/2021	(458,138)
CLP	828,537,000	USD	1,125,042	JPMorgan Chase Bank N.A.	9/21/2021	(55,190)
CZK	100,991,000	USD	4,824,372	JPMorgan Chase Bank N.A.	9/15/2021	(134,031)
EUR	5,245,132	USD	6,208,490	Citibank N.A.	10/08/2021	(10,684)
EUR	1,179,113	USD	1,400,180	Goldman Sachs International	9/15/2021	(7,581)
GBP	3,356,461	USD	4,636,804	Citibank N.A.	10/08/2021	(21,737)
GBP	14,501,132	USD	20,074,727	Goldman Sachs International	9/15/2021	(137,178)
GBP	3,575,228	USD	4,966,104	HSBC Bank	10/08/2021	(50,237)
GBP	1,293,609	USD	1,825,549	JPMorgan Chase Bank N.A.	9/15/2021	(46,972)
JPY	148,324,000	USD	1,357,128	Deutsche Bank AG	10/08/2021	(8,481)
JPY	113,285,722	USD	1,033,707	JPMorgan Chase Bank N.A.	9/15/2021	(3,865)
KRW	7,121,945,300	USD	6,277,718	Goldman Sachs International	10/06/2021	(137,832)
MXN	87,648,000	USD	4,362,208	Goldman Sachs International	10/08/2021	(20,102)
MXN	22,181,000	USD	1,103,760	JPMorgan Chase Bank N.A.	10/08/2021	(4,907)
NOK	155,981,010	USD	18,872,891	Goldman Sachs International	9/15/2021	(931,653)
NZD	1,396,895	USD	1,002,226	JPMorgan Chase Bank N.A.	9/15/2021	(17,904)
USD	2,570,897	AUD	3,600,000	Deutsche Bank AG	10/08/2021	(63,259)
USD	411,054	AUD	561,894	HSBC Bank	10/08/2021	(89)
USD	3,982,126	BRL	20,919,145	Citibank N.A.	10/04/2021	(45,320)
USD	4,758,701	BRL	24,775,700	Goldman Sachs International	10/04/2021	(11,226)
USD	7,744,571	CAD	9,882,000	JPMorgan Chase Bank N.A.	10/08/2021	(87,583)
USD	3,599,977	CAD	4,595,000	Merrill Lynch International	10/08/2021	(41,871)
USD	18,360,253	CNH	119,470,000	Citibank N.A.	10/08/2021	(88,130)
USD	6,500,256	CNH	42,361,000	Goldman Sachs International	10/08/2021	(41,069)
USD	16,668,768	CNH	108,412,000	JPMorgan Chase Bank N.A.	9/15/2021	(109,529)
USD	36,989,871	CNH	241,227,000	JPMorgan Chase Bank N.A.	10/08/2021	(260,052)
USD	8,758,162	EUR	7,432,703	Deutsche Bank AG	10/08/2021	(24,543)
USD	6,363,396	EUR	5,400,000	Goldman Sachs International	10/08/2021	(17,406)
USD	1,772,152	EUR	1,500,000	HSBC Bank	10/08/2021	(293)
USD	474,391	EUR	401,612	Merrill Lynch International	10/08/2021	(166)
USD	6,504,590	EUR	5,514,491	Morgan Stanley Capital Services, Inc.	10/08/2021	(11,499)
USD	346,691	EUR	293,709	UBS AG	10/08/2021	(364)
USD	1,293,908	GBP	950,000	Citibank N.A.	10/08/2021	(12,323)
USD	11,249,369	GBP	8,187,826	Deutsche Bank AG	10/08/2021	(8,728)
USD	293,552	GBP	215,447	State Street Bank Corp.	10/08/2021	(2,684)
USD	3,173,559	JPY	351,120,826	JPMorgan Chase Bank N.A.	9/15/2021	(18,360)
USD	7,973,300	KRW	9,385,371,430	Barclays Bank PLC	9/23/2021	(119,105)
USD	5,664,999	KRW	6,675,068,000	Barclays Bank PLC	10/06/2021	(89,631)
USD	3,133,081	SEK	27,144,000	Citibank N.A.	10/08/2021	(13,283)
USD	5,669,562	SEK	49,922,000	Credit Suisse Group	10/08/2021	(117,087)
USD	3,214,837	SEK	27,856,000	Goldman Sachs International	10/08/2021	(14,058)
USD	5,650,880	SEK	49,398,000	State Street Bank Corp.	10/08/2021	(75,031)
USD	13,885,470	TOF	454,863,000	JPMorgan Chase Bank N.A.	9/20/2021	(222,347)
USD	9,182,268	TOF	302,886,000	JPMorgan Chase Bank N.A.	10/04/2021	(210,984)
USD	11,256,351	TWD	312,375,000	JPMorgan Chase Bank N.A.	11/22/2021	(15,231)
USD	13,407,310	ZAR	197,343,534	JPMorgan Chase Bank N.A.	9/15/2021	(153,254)
						$(4,132,035)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	23	$2,663,964	December – 2021	$11,958
Canadian Treasury Bond 5 yr	Short	CAD	248	24,757,738	December – 2021	9,036
Euro-Bobl 5 yr	Long	EUR	224	35,697,945	September – 2021	198,771
U.S. Treasury Bond	Long	USD	44	7,170,625	December – 2021	13,763
U.S. Treasury Note 2 yr	Long	USD	278	61,251,219	December – 2021	39,915
U.S. Treasury Ultra Bond	Long	USD	123	24,265,594	December – 2021	152,972
						$426,415
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	500	$103,581,294	September – 2021	$(1,899,968)
Euro-Buxl 30 yr	Short	EUR	40	10,037,320	September – 2021	(480,827)
Long Gilt 10 yr	Long	GBP	121	21,333,603	December – 2021	(146,820)
U.S. Treasury Note 10 yr	Short	USD	177	23,621,203	December – 2021	(7,560)
U.S. Treasury Note 5 yr	Short	USD	455	56,292,031	December – 2021	(90,482)
U.S. Treasury Ultra Note 10 yr	Short	USD	514	76,080,031	December – 2021	(56,318)
						$(2,681,975)
At August 31, 2021, the fund had cash collateral of $350,000 and other liquid securities with an aggregate value of $4,005,240 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2021, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$27,940,471	$—	$27,940,471
Non - U.S. Sovereign Debt	—	495,210,515	—	495,210,515
Municipal Bonds	—	5,837,599	—	5,837,599
U.S. Corporate Bonds	—	243,944,856	—	243,944,856
Residential Mortgage-Backed Securities	—	30,747,433	—	30,747,433
Commercial Mortgage-Backed Securities	—	41,782,739	—	41,782,739
Asset-Backed Securities (including CDOs)	—	25,697,777	—	25,697,777
Foreign Bonds	—	220,790,161	—	220,790,161
Mutual Funds	61,592,285	—	—	61,592,285
Total	$61,592,285	$1,091,951,551	$—	$1,153,543,836
Other Financial Instruments
Futures Contracts – Assets	$426,415	$—	$—	$426,415
Futures Contracts – Liabilities	(2,681,975)	—	—	(2,681,975)
Forward Foreign Currency Exchange Contracts – Assets	—	15,642,779	—	15,642,779
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,132,035)	—	(4,132,035)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,377,293	$853,551,111	$841,336,119	$222	$(222)	$61,592,285
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,433	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2021, are as follows:
United States	44.7%
Italy	11.2%
China	8.8%
United Kingdom	5.1%
Japan	4.7%
Spain	3.3%
Australia	2.5%
Belgium	1.9%
Germany	(5.0)%
Other Countries	22.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.